UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment             |_|; Amendment Number:
This amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Tiger Global Management, L.L.C.
Address:    101 Park Avenue, 48th Floor
            New York, NY 10178

13 File Number: 28-10100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:       Charles P. Coleman III
Title:      Managing Member
Phone:      212-984-2500

Signature, Place and Date of Signing:

Charles P. Coleman III           New York, NY                    August 16, 2010
----------------------         ------------------               ---------------
[Signature]                      [City, State]                       [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   32

Form 13F Information Table Value Total:   $3,395,046
                                          (thousands)


                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2    COLUMN 3    COLUMN 4        COLUMN 5     COLUMN 6   COL 7        COLUMN 8

                                                          VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x1000)  PRN AMT  PRN CALL  DISCRETION  MNGRS  SOLE     SHARED   NONE
--------------                --------------   -----      -------  -------  --- ----  ----------  -----  ----     ------   ----
AMERICAN TOWER CORP           CL A            029912201    44723    1005000 SH        SOLE        NONE    1005000   0       0
APOLLO GROUP INC              CL A            037604105   277414    6532000 SH        SOLE        NONE    6532000   0       0
APOLLO GROUP INC              CL A            037604905   143820    3386400     CALL  SOLE        NONE    3386400   0       0
APPLE INC                     COM             037833100   261944    1041404 SH        SOLE        NONE    1041404   0       0
CABLEVISION SYS CORP          CL A NY CABLVS  12686C109   147790    6155372 SH        SOLE        NONE    6155372   0       0
COMMSCOPE INC                 COM             203372107    34521    1452295 SH        SOLE        NONE    1452295   0       0
COMPANIA CERVECERIAS UNIDAS   SPONSORED ADR   204429104    19969     463423 SH        SOLE        NONE     463423   0       0
DIRECTV                       COM CL A        25490A101   253854    7483900 SH        SOLE        NONE    7483900   0       0
DISCOVERY COMMUNICATNS NEW    COM SER C       25470F302   124076    4011499 SH        SOLE        NONE    4011499   0       0
DOMINOS PIZZA INC             COM             25754A201     5089     450326 SH        SOLE        NONE     450326   0       0
DUOYUAN GLOBAL WTR INC        SPONSORED ADR   266043108    15312     870000 SH        SOLE        NONE     870000   0       0
ELECTRONIC ARTS INC           COM             285512109   115200    8000000 SH        SOLE        NONE    8000000   0       0
ELECTRONIC ARTS INC           COM             285512909    87840    6100000     CALL  SOLE        NONE    6100000   0       0
GENPACT LIMITED               SHS             G3922B107    39830    2564696 SH        SOLE        NONE    2564696   0       0
HARBIN ELECTRIC INC           COM             41145W109    19689    1182500 SH        SOLE        NONE    1182500   0       0
IAC INTERACTIVECORP           COM PAR $.001   44919P508    69540    3165223 SH        SOLE        NONE    3165223   0       0
LIBERTY GLOBAL                COM SER A       530555101   139919    5383574 SH        SOLE        NONE    5383574   0       0
LIBERTY GLOBAL                COM SER A       530555901    25990    1000000     CALL  SOLE        NONE    1000000   0       0
LIBERTY MEDIA CORP NEW        CAP COM SER A   53071M302   159586    3807828 SH        SOLE        NONE    3807828   0       0
LIVE NATION ENTERTAINMENT IN  COM             538034109   110571   10580999 SH        SOLE        NONE   10580999   0       0
LOCKHEED MARTIN CORP          COM             539830109   159154    2136302 SH        SOLE        NONE    2136302   0       0
LONGTOP FINL TECHNOLOGIES LT  ADR             54318P108   126731    3911462 SH        SOLE        NONE    3911462   0       0
LORILLARD INC                 COM             544147101    30590     424983 SH        SOLE        NONE     424983   0       0
MASTERCARD INC                CL A            57636Q104   117723     590000 SH        SOLE        NONE     590000   0       0
MERCADOLIBRE INC              COM             58733R102   220349    4193127 SH        SOLE        NONE    4193127   0       0
NIKE INC                      CL B            654106103    34654     513019 SH        SOLE        NONE     513019   0       0
PEPSICO INC                   COM             713448108   236941    3887471 SH        SOLE        NONE    3887471   0       0
PRICELINE COM INC             COM NEW         741503403   157638     892929 SH        SOLE        NONE     892929   0       0
SHANDA GAMES LTD              SP ADR REPTG A  81941U105    16467    2834214 SH        SOLE        NONE    2834214   0       0
TRANSDIGM GROUP INC           COM             893641100   106231    2081737 SH        SOLE        NONE    2081737   0       0
VIACOM INC NEW                CL B            92553P201    36013    1148000 SH        SOLE        NONE    1148000   0       0
XEROX CORP                    COM             984121103    55878    6950000 SH        SOLE        NONE    6950000   0       0

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